Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Receivables

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Prepayments	6,395	4,500
Deposits	7,476	9,115
Grant receivable	—	722
Others	4,120	3,794

	17,991	18,131

Analysed as:
Current	13,220	12,257
Non-current	4,771	5,874

	17,991	18,131